OTHER OPERATING GAINS - Summary of Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Income (Loss) [Abstract]
Gain on settlement of claim	$ 0	$ 3,422	$ 3,737
Other gains	519	353	628
Gain on sale of vessel	5,059	12,354	0
Gain on sale of subsidiary	0	6,928	0
Gain on termination of vessel leases	0	7,409	0
Gain (loss) on pool arrangements	315	(564)	(943)
Other operating gains	$ 5,893	$ 29,902	$ 3,422